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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000


Check Here if Amendment / /; Amendment Number:

This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW/L.P.

   Address:      World Trade Center East
                 Two Seaport Lane
                 Boston, MA 02210 -2021

Form 13F File Number: 28-5334

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Grant Monahon

Title: Vice President of AEW, Inc., the general partner of AEW/L.P.

Phone: (617) 261-9209


/s/  J. Grant Monahon         Boston, Massachusetts    August 11, 2000
---------------------         ---------------------    ---------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X / 13F HOLDINGS REPORT.

    / / 13F NOTICE.

    / / 13F COMBINATION REPORT.

   List of Other Managers Reporting for this Manager:

   Form 13F File Number:        Name

   NONE

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                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F information Table Entry Total:  2

Form 13F information Table Value Total:  114,426



List of Other included Managers:


No.                   Form 13 File                    Name
1                     28-5336                         AEW, Inc.


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

                                                     FORM 13F INFORMATION TABLE
                                                 Name of Reporting Manager:  AEW/L.P.



--------------------------------- ---------------- --------- -------- ---------- ----------- --------- -------------------------
                                                              VALUE    SH OF      INVESTMENT   OTHER        VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED   NONE
--------------------------------- ---------------- --------- -------- ---------- ----------- --------- ---------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
Bedford Property                     Common Stock  076446301   35,153  1,893,767    Defined      01     1,893,767
------------------------------------------------------------------------------------------------------------------------------------
Central Parking Corp                 Common Stock  154785109   79,273  3,346,627    Defined      01     3,346,627
------------------------------------------------------------------------------------------------------------------------------------

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Column Totals                                                 114,426  5,240,394                        5,240,394
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